Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668
Supplement Dated
February 3, 2020

to the

AAM S&P 500 High Dividend Value ETF (SPDV)
AAM S&P Emerging Markets High Dividend Value ETF (EEMD)
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated February 28, 2019

and

AAM S&P Developed Markets High Dividend Value ETF (DMDV)
Summary Prospectus, Prospectus, and SAI,
each dated November 20, 2018, as previously supplemented

(collectively, the “Funds”)

Effective February 12, 2020, the size of Creation Units (as defined in the Summary Prospectus, Prospectus, and SAI) for each Fund is 25,000 Shares.
Also effective February 12, 2020, for the AAM S&P Developed Markets High Dividend Value ETF only, the standard fixed creation transaction fee and the standard fixed redemption transaction fee, regardless of the number of Creation Units created or redeemed in the transaction, is $500.

Please retain this Supplement with each Summary Prospectus, Prospectus, and SAI for future reference.